Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
Revenue from non-Canadian customers of both operating segments was derived primarily from the United States.

As at and for the year ended December 31, 2017	Environmental Services	Mining	Corporate and Other	Total

Segment revenues
External customers
Canadian	$5,881	$-	$-	$5,881
Non-Canadian	4,851	-	-	4,851
Total revenues as reported	10,732	-	-	10,732
Cost of sales	6,732	-	-	6,732
Gross profit as reported	4,000	-	-	4,000

Depreciation and amortization	79	-	101	180
Share-based compensation	-	-	2,305	2,305
Other G&A expenses	2,700	-	4,404	7,104
Mine site care and maintenance	-	1,723	-	1,723
Restructuring Costs			1,353	1,353
Foreign exchange loss (gain)	(1,080)	(4)	120	(964)
Gain on investments	-		(1,341)	(1,341)
Other (income) loss	250	(247)	(187)	(184)

Segment income (loss) before taxes	$2,051	$(1,472)	$(6,755)	$(6,176)	(i)
	.
Total assets	$6,198	$99,815	$17,823	$123,836
Total liabilities	$1,642	$20,670	$1,464	$23,776

As at and for the year ended December 31, 2016	Environmental Services	Mining	Corporate and Other	Total

Segment revenues
External customers
Canadian	$6,754	$-	$-	$6,754
Non-Canadian	4,607	-	-	4,607
Total revenues as reported	11,361	-	-	11,361
Cost of sales	8,495	-	-	8,495
Gross profit as reported	2,866	-	-	2,866

Depreciation and amortization	130	-	97	227
Share-based compensation	161	-	914	1,075
Other G&A expenses	2,748	-	3,464	6,212
Mine site care and maintenance	-	1,954	-	1,954
Foreign exchange loss (gain)	(2)	-	139	137
Gain on investments	-	-	(2,742)	(2,742)
Other (income) loss	(1)	46	(75)	(30)

Segment loss before taxes	$(170)	$(2,000)	$(1,797)	$(3,967)	(i)

Total assets	$5,413	$91,738	$20,481	$117,632
Total liabilities	$1,455	$24,735	$769	$26,959
(i)	Represents consolidated loss before taxes.